Annual Fund Operating Expenses - DWS Tax Free Mony Fund Cl S - DWS Tax-Exempt Portfolio - DWS Tax-Free Money Fund Class S	Aug. 01, 2021
Operating Expenses:
Management fee	0.08%
Distribution/service (12b-1) fees	none
Other expenses	0.31%
Total annual fund operating expenses	0.39%